Accounts Payable and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2013
ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
Schedule of accounts payable

	December 31, 2013	December 31, 2012
Trade payable	$ 18,130	$ 33,803
Rent payable	149	564
Professional fees payable	221	380

Total accounts payable	$ 18,500	$ 34,747

Schedule of accrued expenses

	December 31, 2013	December 31, 2012
Accrued salaries	$ 7,028	$ 6,857
Taxes payable	5,098	5,861
Accrued fees	203	112
Accrued bond coupon	5,589	3,855
Other	393	326

Total accrued expenses	$ 18,311	$ 17,011